NOTE 10. OTHER EXPENSES - Other Expenses (Details) (Quarterly Report, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Other Expenses	$ 1,253	$ 1,614	$ 5,298	$ 4,084
Computer and Interenet
Other Expenses			3,584	1,569
Telephone
Other Expenses			836	896
Other
Other Expenses			$ 878	$ 1,619